Bonds Payable - Major Terms of Overseas Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Overseas [member] | Issuance period one [Member]
Bonds payable [line items]
Overseas unsecured bonds	$ 1,000.0
Overseas [member] | Issuance period two [Member]
Bonds payable [line items]
Overseas unsecured bonds	750.0
Overseas [member] | Issuance period three [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,250.0
Overseas [member] | Issuance Period Four [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,100.0
Overseas [member] | Issuance Period Five [Member]
Bonds payable [line items]
Overseas unsecured bonds	900.0
Overseas [member] | Issuance Period Six [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,500.0
Overseas [member] | Issuance Period Seven [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,250.0
Overseas [member] | Issuance Period Eight [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,250.0
Overseas [member] | Issuance Period Nine [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,000.0
Overseas [member] | Issuance Period Ten [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,000.0
Overseas [member] | Issuance Period Eleven [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,000.0
Overseas [member] | Issuance Period Twelve [Member]
Bonds payable [line items]
Overseas unsecured bonds	500.0
Overseas [member] | Issuance Period Thirteen [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,000.0
Overseas [member] | Issuance Period Fourteen [Member]
Bonds payable [line items]
Overseas unsecured bonds	1,000.0
Overseas [member] | Issuance Period Fifteen [Member]
Bonds payable [line items]
Overseas unsecured bonds	400.0
Overseas [member] | Issuance Period Sixteen [Member]
Bonds payable [line items]
Overseas unsecured bonds	$ 600.0
Overseas unsecured bonds [member] | Issuance period one [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2025-09
Coupon Rate	0.75%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period two [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2027-09
Coupon Rate	1.00%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period three [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2030-09
Coupon Rate	1.375%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Four [Member]
Bonds payable [line items]
Issuance starting period	2021-04
Issuance ending period	2026-04
Coupon Rate	1.25%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Five [Member]
Bonds payable [line items]
Issuance starting period	2021-04
Issuance ending period	2028-04
Coupon Rate	1.75%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Six [Member]
Bonds payable [line items]
Issuance starting period	2021-04
Issuance ending period	2031-04
Coupon Rate	2.25%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Seven [Member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2026-10
Coupon Rate	1.75%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Eight [Member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2031-10
Coupon Rate	2.50%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Nine [Member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2041-10
Coupon Rate	3.125%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Ten [Member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2051-10
Coupon Rate	3.25%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Eleven [Member]
Bonds payable [line items]
Issuance starting period	2022-04
Issuance ending period	2027-04
Coupon Rate	3.875%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Twelve [Member]
Bonds payable [line items]
Issuance starting period	2022-04
Issuance ending period	2029-04
Coupon Rate	4.125%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Thirteen [Member]
Bonds payable [line items]
Issuance starting period	2022-04
Issuance ending period	2032-04
Coupon Rate	4.25%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Fourteen [Member]
Bonds payable [line items]
Issuance starting period	2022-04
Issuance ending period	2052-04
Coupon Rate	4.50%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Fifteen [Member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2027-07
Coupon Rate	4.375%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Sixteen [Member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2032-07
Coupon Rate	4.625%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually